BALANCE SHEET - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Mar. 26, 2021	Jan. 28, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and cash equivalents	$ 66,320,000					$ 83,642,000	$ 94,712,000		$ 77,015,000
Total current assets	145,089,000					165,355,000			199,287,000
Other assets	4,961,000					700,000			478,000
Total assets	229,943,000					217,747,000			220,873,000
Current liabilities:
Accounts payable	4,360,000					3,354,000			3,339,000
Total current liabilities	38,492,000					32,183,000			30,792,000
Total liabilities	101,940,000					68,437,000			31,003,000
Commitments and contingencies
Stockholders' deficit:
Common stock	3,000					3,000			3,000
Additional paid-in capital	132,371,000					87,952,000			52,446,000
Accumulated deficit	(451,016,000)					(385,014,000)			(309,780,000)
Total stockholders' equity (deficit)	(319,163,000)	$ (317,039,000)				(297,856,000)	$ (293,940,000)	$ (283,214,000)	(257,296,000)	$ (208,740,000)
Total liabilities, common stock subject to possible redemption, redeemable convertible preferred stock and stockholders’ deficit	$ 229,943,000					$ 217,747,000			$ 220,873,000
Common stock subject to possible redemption (in shares)	61,332,000	61,332,000				61,332,000	61,332,000	61,332,000	61,332,000	52,993,000
Common stock, par value (in USD per share)	$ 0.0001					$ 0.0001			$ 0.0001
Common stock authorized (in shares)	126,700,000					121,000,000			121,000,000
Common stock issued (in shares)	36,362,000					33,415,000			31,483,000
Common stock outstanding (in shares)	36,362,000					33,415,000			31,483,000
Khosla
Assets
Cash and cash equivalents	$ 572,360	$ 978,280			$ 0
Prepaid expenses	653,393	653,392
Total current assets	1,225,753	1,631,672
Marketable securities held in Trust Account	416,354,760	416,350,445
Other assets	311,479	476,172
Total assets	417,891,992	418,458,289
Current liabilities:
Accounts payable	112,528	64,569
Franchise tax payable	150,000	100,000
Advances from related party	300	5,300
Total current liabilities	1,845,198	169,869
Deferred underwriting fees payable	14,572,044	14,572,044	$ 14,572,044	$ 14,572,044
Class K Founder Shares derivative liability	10,300,000	16,550,000
Total liabilities	26,717,242	31,291,913
Commitments and contingencies
Class A Common stock subject to possible redemption, 39,960,524 shares at $10.00	416,354,760	416,344,120
Stockholders' deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0
Additional paid-in capital	0	0
Accumulated deficit	(25,180,623)	(29,178,357)
Total stockholders' equity (deficit)	(25,180,010)	(29,177,744)	$ (25,916,215)		$ 0
Total liabilities, common stock subject to possible redemption, redeemable convertible preferred stock and stockholders’ deficit	$ 417,891,992	$ 418,458,289
Common stock subject to possible redemption (in shares)	41,634,412
Common stock subject to possible redemption, redemption price per share (in USD per share)	$ 10.00
Preferred stock, par value (in USD per share)	$ 0.0001	$ 0.0001
Preferred stock authorized (in shares)	1,000,000	1,000,000
Preferred stock outstanding (in shares)	0	0
Preferred stock issued (in shares)	0	0
Khosla | Class A Common Stock
Stockholders' deficit:
Common stock	$ 113	$ 113
Common stock subject to possible redemption (in shares)	41,634,412	41,634,412
Common stock subject to possible redemption, redemption price per share (in USD per share)		$ 10.00
Common stock, par value (in USD per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common stock authorized (in shares)	200,000,000	200,000,000
Common stock issued (in shares)	1,132,688	1,132,688
Common stock outstanding (in shares)	1,132,688	1,132,688
Khosla | Class B Common Stock
Stockholders' deficit:
Common stock	$ 500	$ 500
Common stock, par value (in USD per share)	$ 0.0001	$ 0.0001
Common stock authorized (in shares)	30,000,000	30,000,000
Common stock issued (in shares)	5,000,000	5,000,000
Common stock outstanding (in shares)	5,000,000	5,000,000